Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 220	$ 214	$ 201
Capitalization of amortization of right-of-use assets in property, plant and equipment	$ 68	$ 57	$ 44